Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,710,000
Total Fee Amount	650.46
Total Offset Amount	0
Net Fee	$ 650.46
Offset Table N/A	N/A